Regulatory matters (Tables)	12 Months Ended
Mar. 31, 2022
Capital Requirements and Regulatory Adjustments Over Transitional Period
The capital requirements and regulatory adjustments are being phased in over a transitional period as follows (italicized percentages indicate those still in transition periods):

	March 2021	March 2022	March 2023		March 2024
Minimum Common Equity Tier 1 capital	4.5%	4.5%	4.5%		4.5%
Minimum Tier 1 capital	6.0%	6.0%	6.0%		6.0%
Minimum total capital	8.0%	8.0%	8.0%		8.0%
Phase out of recognition of capital instruments that no longer qualify as capital	10.0%	0.0%	—		—
Capital conservation buffer	2.5%	2.5%	2.5%		2.5%
Countercyclical capital buffer (1)	0.01%	0.01%	0.01%		0.01%
Additional loss absorbency requirements for G-SIBs and D-SIBs (2)	1.0%	1.0%	1.0%		1.0%
Minimum Leverage Ratio	3.0%	3.0%	3.5	% (3)	3.5	% (3)

Notes:
(1)	Figures assume that the countercyclical capital buffer will continue to be 0.01% after March 2023.
(2)	Figures assume that the additional loss absorbency requirements applied to the Group as a G-SIB and D-SIB continue to be 1.0% on a fully effective basis in future years.
(3)	This figure includes a leverage ratio buffer required to be met at 50% of the additional loss absorbency requirements applied to the Group as a G-SIB under the finalized Basel III reforms.

Capital Adequacy Ratios of MHFG, MHBK, and MHTB Calculated in Accordance with Japanese GAAP and Guidelines Established by Financial Services Agency
Capital adequacy ratios and leverage ratios of MHFG, MHBK, and MHTB as of March 31, 2021 and 2022 calculated in accordance with Japanese GAAP and the guidelines established by the Financial Services Agency are set forth in the following table:

	2021		2022
	Amount	Ratio	Amount	Ratio

	(in billions of yen, except percentages)
Consolidated:
MHFG:
Common Equity Tier 1 capital:
Required (1)	5,405	8.01	5,184	8.01
Actual	7,850	11.63	8,067	12.46
Tier 1 capital:
Required (1)	6,418	9.51	6,155	9.51
Actual	9,702	14.37	9,713	15.00
Total risk-based capital:
Required (1)	7,767	11.51	7,450	11.51
Actual	11,385	16.87	11,351	17.53
Leverage Ratio (2) :
Required	6,016	3.00	6,389	3.00
Actual	9,702	4.83	9,713	4.56
MHBK:
Common Equity Tier 1 capital:
Required	2,823	4.50	2,683	4.50
Actual	6,972	11.11	6,968	11.68
Tier 1 capital:
Required	3,764	6.00	3,578	6.00
Actual	8,819	14.05	8,604	14.42
Total risk-based capital:
Required	5,019	8.00	4,771	8.00
Actual	10,400	16.57	10,150	17.02
Leverage Ratio (2) :
Required	5,660	3.00	5,971	3.00
Actual	8,819	4.67	8,604	4.32
MHTB:
Common Equity Tier 1 capital:
Required	82	4.50	79	4.50
Actual	527	28.94	442	25.18
Tier 1 capital:
Required	109	6.00	105	6.00
Actual	527	28.94	442	25.18
Total risk-based capital:
Required	146	8.00	140	8.00
Actual	527	28.94	442	25.18
Leverage Ratio (2) :
Required	138	3.00	130	3.00
Actual	527	11.41	442	10.20
Non-consolidated:
MHBK:
Common Equity Tier 1 capital:
Required	2,648	4.50	2,528	4.50
Actual	6,561	11.14	6,293	11.20
Tier 1 capital:
Required	3,531	6.00	3,370	6.00
Actual	8,406	14.28	7,919	14.09
Total risk-based capital:
Required	4,708	8.00	4,494	8.00
Actual	9,987	16.96	9,483	16.88
Leverage Ratio (2) :
Required	5,343	3.00	5,570	3.00
Actual	8,406	4.72	7,919	4.26

	2021		2022
	Amount	Ratio	Amount	Ratio

	(in billions of yen, except percentages)
MHTB:
Common Equity Tier 1 capital:
Required	82	4.50	78	4.50
Actual	519	28.63	425	24.40
Tier 1 capital:
Required	109	6.00	104	6.00
Actual	519	28.63	425	24.40
Total risk-based capital:
Required	145	8.00	139	8.00
Actual	519	28.64	425	24.40
Leverage Ratio (2) :
Required	135	3.00	126	3.00
Actual	519	11.51	425	10.09

Notes:
(1)
The required ratios disclosed above, at March 31, 2021 and 2022, include the capital conservation buffer of 2.5%, the countercyclical capital buffer of 0.01% and the additional loss absorbency requirements for
G-SIBs
and
D-SIBs
of 1.0%, which are all in addition to the regulatory minima. The respective required amounts are determined by applying the ratios to the sum of the risk weighted assets and certain other risk amounts.

(2)	The required and actual amounts disclosed above at March 31, 2021 and March 31, 2022 exclude amounts of deposits to the Bank of Japan.